Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000152510 | U.S. Treasury Notes9283540
Holdings [Line Items]
Percent of Total Investments	4.20%
C000152510 | U.S. Treasury Notes9283538
Holdings [Line Items]
Percent of Total Investments	3.30%
C000152510 | U.S. Treasury Notes9283543
Holdings [Line Items]
Percent of Total Investments	3.20%
C000152510 | U.S. Treasury Notes9283534
Holdings [Line Items]
Percent of Total Investments	2.60%
C000152510 | U.S. Treasury Notes9283528
Holdings [Line Items]
Percent of Total Investments	1.30%
C000152510 | U.S. Treasury Notes9283531
Holdings [Line Items]
Percent of Total Investments	1.20%
C000152510 | Kyndryl Holdings9282961
Holdings [Line Items]
Percent of Total Investments	0.90%
C000152510 | Icon Investments Six DAC9283164
Holdings [Line Items]
Percent of Total Investments	0.80%
C000152510 | FHLMC9283198
Holdings [Line Items]
Percent of Total Investments	0.80%
C000152510 | Store Capital9283212
Holdings [Line Items]
Percent of Total Investments	0.80%
C000152510 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152510 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152510 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000152510 | U.S. Government Agency Mortgage-Backed Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000152510 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152510 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000152510 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000152510 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000152510 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000152510 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000152510 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000152510 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000152510 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000152510 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000152510 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000158706 | U.S. Treasury Notes9283540
Holdings [Line Items]
Percent of Total Investments	4.20%
C000158706 | U.S. Treasury Notes9283538
Holdings [Line Items]
Percent of Total Investments	3.30%
C000158706 | U.S. Treasury Notes9283543
Holdings [Line Items]
Percent of Total Investments	3.20%
C000158706 | U.S. Treasury Notes9283534
Holdings [Line Items]
Percent of Total Investments	2.60%
C000158706 | U.S. Treasury Notes9283528
Holdings [Line Items]
Percent of Total Investments	1.30%
C000158706 | U.S. Treasury Notes9283531
Holdings [Line Items]
Percent of Total Investments	1.20%
C000158706 | Kyndryl Holdings9282961
Holdings [Line Items]
Percent of Total Investments	0.90%
C000158706 | Icon Investments Six DAC9283164
Holdings [Line Items]
Percent of Total Investments	0.80%
C000158706 | FHLMC9283198
Holdings [Line Items]
Percent of Total Investments	0.80%
C000158706 | Store Capital9283212
Holdings [Line Items]
Percent of Total Investments	0.80%
C000158706 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158706 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158706 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000158706 | U.S. Government Agency Mortgage-Backed Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158706 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000158706 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158706 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000158706 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000158706 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000158706 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000158706 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158706 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000158706 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000158706 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000158706 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000152509 | U.S. Treasury Notes9283727
Holdings [Line Items]
Percent of Total Investments	3.90%
C000152509 | U.S. Treasury Notes9283716
Holdings [Line Items]
Percent of Total Investments	2.70%
C000152509 | U.S. Treasury Bonds9283687
Holdings [Line Items]
Percent of Total Investments	1.90%
C000152509 | U.S. Treasury Bonds9283698
Holdings [Line Items]
Percent of Total Investments	1.80%
C000152509 | U.S. Treasury Notes9283710
Holdings [Line Items]
Percent of Total Investments	1.70%
C000152509 | U.S. Treasury Notes9283714
Holdings [Line Items]
Percent of Total Investments	1.40%
C000152509 | U.S. Treasury Notes9283724
Holdings [Line Items]
Percent of Total Investments	1.30%
C000152509 | U.S. Treasury Bonds9283703
Holdings [Line Items]
Percent of Total Investments	1.30%
C000152509 | U.S. Treasury Notes9283736
Holdings [Line Items]
Percent of Total Investments	1.20%
C000152509 | U.S. Treasury Bonds9283691
Holdings [Line Items]
Percent of Total Investments	1.20%
C000152509 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152509 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152509 | U.S. Government Agency Mortgage-Backed Obligation
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000152509 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152509 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152509 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000152509 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152509 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000152509 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000152509 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152509 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000152509 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000152509 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000152509 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000152509 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000158704 | U.S. Treasury Notes9283727
Holdings [Line Items]
Percent of Total Investments	3.90%
C000158704 | U.S. Treasury Notes9283716
Holdings [Line Items]
Percent of Total Investments	2.70%
C000158704 | U.S. Treasury Bonds9283687
Holdings [Line Items]
Percent of Total Investments	1.90%
C000158704 | U.S. Treasury Bonds9283698
Holdings [Line Items]
Percent of Total Investments	1.80%
C000158704 | U.S. Treasury Notes9283710
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158704 | U.S. Treasury Notes9283714
Holdings [Line Items]
Percent of Total Investments	1.40%
C000158704 | U.S. Treasury Notes9283724
Holdings [Line Items]
Percent of Total Investments	1.30%
C000158704 | U.S. Treasury Bonds9283703
Holdings [Line Items]
Percent of Total Investments	1.30%
C000158704 | U.S. Treasury Notes9283736
Holdings [Line Items]
Percent of Total Investments	1.20%
C000158704 | U.S. Treasury Bonds9283691
Holdings [Line Items]
Percent of Total Investments	1.20%
C000158704 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158704 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158704 | U.S. Government Agency Mortgage-Backed Obligation
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000158704 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158704 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000158704 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000158704 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158704 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000158704 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000158704 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000158704 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000158704 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000158704 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000158704 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000158704 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214840 | PGIM AAA CLO ETF9283743
Holdings [Line Items]
Percent of Total Investments	3.90%
C000214840 | Janus Henderson AAA CLO ETF9283740
Holdings [Line Items]
Percent of Total Investments	3.90%
C000214840 | Flex9283674
Holdings [Line Items]
Percent of Total Investments	2.80%
C000214840 | CF Industries Holdings9283632
Holdings [Line Items]
Percent of Total Investments	2.50%
C000214840 | Halliburton9283690
Holdings [Line Items]
Percent of Total Investments	2.30%
C000214840 | United Therapeutics9283597
Holdings [Line Items]
Percent of Total Investments	2.20%
C000214840 | Airbnb9283606
Holdings [Line Items]
Percent of Total Investments	2.10%
C000214840 | Royalty Pharma PLC9283575
Holdings [Line Items]
Percent of Total Investments	2.10%
C000214840 | Zoom Communications9283603
Holdings [Line Items]
Percent of Total Investments	2.00%
C000214840 | Expedia Group9283669
Holdings [Line Items]
Percent of Total Investments	2.00%
C000214840 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000214840 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214840 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000214840 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214840 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000214840 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000214840 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000214840 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000214840 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000214840 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000214840 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000214840 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000214840 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152512 | Exxon Mobil9283116
Holdings [Line Items]
Percent of Total Investments	4.60%
C000152512 | Bank of America9283065
Holdings [Line Items]
Percent of Total Investments	3.70%
C000152512 | Chevron9283082
Holdings [Line Items]
Percent of Total Investments	3.00%
C000152512 | Citigroup9283088
Holdings [Line Items]
Percent of Total Investments	2.90%
C000152512 | Goldman Sachs Group9283140
Holdings [Line Items]
Percent of Total Investments	2.30%
C000152512 | Steel Dynamics9283214
Holdings [Line Items]
Percent of Total Investments	2.00%
C000152512 | Texas Instruments9283222
Holdings [Line Items]
Percent of Total Investments	2.00%
C000152512 | AT&T9283059
Holdings [Line Items]
Percent of Total Investments	1.90%
C000152512 | FedEx9283119
Holdings [Line Items]
Percent of Total Investments	1.90%
C000152512 | Morgan Stanley9283181
Holdings [Line Items]
Percent of Total Investments	1.80%
C000152512 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000152512 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152512 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000152512 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000152512 | Energy
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000152512 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000152512 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000152512 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000152512 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000152512 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000152512 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000158710 | Exxon Mobil9283116
Holdings [Line Items]
Percent of Total Investments	4.60%
C000158710 | Bank of America9283065
Holdings [Line Items]
Percent of Total Investments	3.70%
C000158710 | Chevron9283082
Holdings [Line Items]
Percent of Total Investments	3.00%
C000158710 | Citigroup9283088
Holdings [Line Items]
Percent of Total Investments	2.90%
C000158710 | Goldman Sachs Group9283140
Holdings [Line Items]
Percent of Total Investments	2.30%
C000158710 | Steel Dynamics9283214
Holdings [Line Items]
Percent of Total Investments	2.00%
C000158710 | Texas Instruments9283222
Holdings [Line Items]
Percent of Total Investments	2.00%
C000158710 | AT&T9283059
Holdings [Line Items]
Percent of Total Investments	1.90%
C000158710 | FedEx9283119
Holdings [Line Items]
Percent of Total Investments	1.90%
C000158710 | Morgan Stanley9283181
Holdings [Line Items]
Percent of Total Investments	1.80%
C000158710 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000158710 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000158710 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000158710 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000158710 | Energy
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000158710 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000158710 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000158710 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000158710 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000158710 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000158710 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000152511 | NVIDIA9283010
Holdings [Line Items]
Percent of Total Investments	10.80%
C000152511 | Apple9282870
Holdings [Line Items]
Percent of Total Investments	9.60%
C000152511 | Microsoft9282998
Holdings [Line Items]
Percent of Total Investments	7.00%
C000152511 | Alphabet9282853
Holdings [Line Items]
Percent of Total Investments	5.40%
C000152511 | Broadcom9282895
Holdings [Line Items]
Percent of Total Investments	4.90%
C000152511 | Alphabet9282856
Holdings [Line Items]
Percent of Total Investments	4.30%
C000152511 | Meta Platforms9282992
Holdings [Line Items]
Percent of Total Investments	3.30%
C000152511 | Tesla9282810
Holdings [Line Items]
Percent of Total Investments	2.60%
C000152511 | JPMorgan Chase9282977
Holdings [Line Items]
Percent of Total Investments	2.10%
C000152511 | Visa9282832
Holdings [Line Items]
Percent of Total Investments	1.80%
C000152511 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152511 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000152511 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000152511 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000152511 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152511 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152511 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152511 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152511 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000152511 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000152511 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000158708 | NVIDIA9283010
Holdings [Line Items]
Percent of Total Investments	10.80%
C000158708 | Apple9282870
Holdings [Line Items]
Percent of Total Investments	9.60%
C000158708 | Microsoft9282998
Holdings [Line Items]
Percent of Total Investments	7.00%
C000158708 | Alphabet9282853
Holdings [Line Items]
Percent of Total Investments	5.40%
C000158708 | Broadcom9282895
Holdings [Line Items]
Percent of Total Investments	4.90%
C000158708 | Alphabet9282856
Holdings [Line Items]
Percent of Total Investments	4.30%
C000158708 | Meta Platforms9282992
Holdings [Line Items]
Percent of Total Investments	3.30%
C000158708 | Tesla9282810
Holdings [Line Items]
Percent of Total Investments	2.60%
C000158708 | JPMorgan Chase9282977
Holdings [Line Items]
Percent of Total Investments	2.10%
C000158708 | Visa9282832
Holdings [Line Items]
Percent of Total Investments	1.80%
C000158708 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158708 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000158708 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000158708 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000158708 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158708 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158708 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158708 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158708 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000158708 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000158708 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000152513 | Axsome Therapeutics9283350
Holdings [Line Items]
Percent of Total Investments	1.90%
C000152513 | Semtech9283554
Holdings [Line Items]
Percent of Total Investments	1.80%
C000152513 | Garrett Motion9283431
Holdings [Line Items]
Percent of Total Investments	1.70%
C000152513 | Granite Construction9283438
Holdings [Line Items]
Percent of Total Investments	1.70%
C000152513 | Liberty Energy9283474
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152513 | Phinia9283542
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152513 | Valley National Bancorp9283304
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152513 | United Natural Foods9283298
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152513 | FirstCash Holdings9283425
Holdings [Line Items]
Percent of Total Investments	1.50%
C000152513 | American Healthcare REIT9283336
Holdings [Line Items]
Percent of Total Investments	1.50%
C000152513 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000152513 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152513 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000152513 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000152513 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000152513 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000152513 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000152513 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152513 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000152513 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000152513 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000152513 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000158713 | Axsome Therapeutics9283350
Holdings [Line Items]
Percent of Total Investments	1.90%
C000158713 | Semtech9283554
Holdings [Line Items]
Percent of Total Investments	1.80%
C000158713 | Garrett Motion9283431
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158713 | Granite Construction9283438
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158713 | Liberty Energy9283474
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158713 | Phinia9283542
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158713 | Valley National Bancorp9283304
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158713 | United Natural Foods9283298
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158713 | FirstCash Holdings9283425
Holdings [Line Items]
Percent of Total Investments	1.50%
C000158713 | American Healthcare REIT9283336
Holdings [Line Items]
Percent of Total Investments	1.50%
C000158713 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000158713 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158713 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000158713 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000158713 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000158713 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000158713 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000158713 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158713 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000158713 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000158713 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000158713 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214842 | NVIDIA9285616
Holdings [Line Items]
Percent of Total Investments	7.50%
C000214842 | Apple9288073
Holdings [Line Items]
Percent of Total Investments	6.30%
C000214842 | Microsoft9285372
Holdings [Line Items]
Percent of Total Investments	4.90%
C000214842 | Alphabet9287821
Holdings [Line Items]
Percent of Total Investments	3.60%
C000214842 | Broadcom9287390
Holdings [Line Items]
Percent of Total Investments	3.10%
C000214842 | Alphabet9287824
Holdings [Line Items]
Percent of Total Investments	2.90%
C000214842 | Meta Platforms9285340
Holdings [Line Items]
Percent of Total Investments	2.20%
C000214842 | Tesla9291610
Holdings [Line Items]
Percent of Total Investments	1.80%
C000214842 | JPMorgan Chase9286716
Holdings [Line Items]
Percent of Total Investments	1.30%
C000214842 | Exxon Mobil9289755
Holdings [Line Items]
Percent of Total Investments	1.00%
C000214842 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000214842 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000214842 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000214842 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214842 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214842 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000214842 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000214842 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000214842 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000214842 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000214842 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000214842 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214842 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000214836 | Welltower9283892
Holdings [Line Items]
Percent of Total Investments	11.00%
C000214836 | Prologis9283855
Holdings [Line Items]
Percent of Total Investments	9.90%
C000214836 | Equinix9283947
Holdings [Line Items]
Percent of Total Investments	7.80%
C000214836 | American Tower9283912
Holdings [Line Items]
Percent of Total Investments	5.60%
C000214836 | Digital Realty Trust9283941
Holdings [Line Items]
Percent of Total Investments	4.90%
C000214836 | Simon Property Group9283876
Holdings [Line Items]
Percent of Total Investments	4.90%
C000214836 | Realty Income9283864
Holdings [Line Items]
Percent of Total Investments	4.60%
C000214836 | Public Storage9283858
Holdings [Line Items]
Percent of Total Investments	3.50%
C000214836 | Crown Castle9283934
Holdings [Line Items]
Percent of Total Investments	2.70%
C000214836 | Iron Mountain9283975
Holdings [Line Items]
Percent of Total Investments	2.50%
C000214836 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000152514 | Taiwan Semiconductor Manufacturing9283591
Holdings [Line Items]
Percent of Total Investments	5.80%
C000152514 | Samsung Electronics9283700
Holdings [Line Items]
Percent of Total Investments	2.90%
C000152514 | ASML Holding9283561
Holdings [Line Items]
Percent of Total Investments	2.40%
C000152514 | Royal Bank of Canada9283738
Holdings [Line Items]
Percent of Total Investments	2.20%
C000152514 | Mitsubishi UFJ Financial Group9283671
Holdings [Line Items]
Percent of Total Investments	1.90%
C000152514 | SK Hynix9283704
Holdings [Line Items]
Percent of Total Investments	1.90%
C000152514 | Shell PLC9283618
Holdings [Line Items]
Percent of Total Investments	1.80%
C000152514 | BHP Group9283709
Holdings [Line Items]
Percent of Total Investments	1.70%
C000152514 | Engie9283810
Holdings [Line Items]
Percent of Total Investments	1.70%
C000152514 | UBS Group9283748
Holdings [Line Items]
Percent of Total Investments	1.70%
C000152514 | Exchange-Traded Fund_Country
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152514 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152514 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000152514 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152514 | India
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000152514 | France
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000152514 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000152514 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000152514 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000152514 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000152514 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000152514 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000152514 | China
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000158714 | Taiwan Semiconductor Manufacturing9283591
Holdings [Line Items]
Percent of Total Investments	5.80%
C000158714 | Samsung Electronics9283700
Holdings [Line Items]
Percent of Total Investments	2.90%
C000158714 | ASML Holding9283561
Holdings [Line Items]
Percent of Total Investments	2.40%
C000158714 | Royal Bank of Canada9283738
Holdings [Line Items]
Percent of Total Investments	2.20%
C000158714 | Mitsubishi UFJ Financial Group9283671
Holdings [Line Items]
Percent of Total Investments	1.90%
C000158714 | SK Hynix9283704
Holdings [Line Items]
Percent of Total Investments	1.90%
C000158714 | Shell PLC9283618
Holdings [Line Items]
Percent of Total Investments	1.80%
C000158714 | BHP Group9283709
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158714 | Engie9283810
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158714 | UBS Group9283748
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158714 | Exchange-Traded Fund_Country
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158714 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000158714 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158714 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158714 | India
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000158714 | France
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000158714 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000158714 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000158714 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000158714 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000158714 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000158714 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000158714 | China
Holdings [Line Items]
Percent of Net Asset Value	10.90%